UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		October 30, 2001

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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

					FORM 13F INFORMATION
TABLE
Name of Issuer         Title ofCusip     Fair MarkeShares oInvestment Discretion ManageVoting Authority
(Shares)
                       Class   Number    Value     PrincipaSole    Shared  Shared      Sole   SharedNone
                                                   Amount                  Other

Abbott Labs            Common  002824100  4,716,535   90965     500   90465None  None        0None
90965
Agilent Technologies InCommon  00846U101    284,785   14567    1638   12929None  None      762None
13805
Allstate Corp.         Common  020002101  1,294,476   34658       0   34658None  None        0None
34658
American Home          Common  026609107  2,772,700   47600       0   47600None  None        0None
47600
Applera Celera GenomicsCommon  038020202    409,700   17000       0   17000None  None        0None
17000
Automatic Data ProcessiCommon  053015103  1,202,342   25560       0   25560None  None        0None
25560
BP Amoco p.l.c.        ADS     055622104 16,292,135  331343    6874  324469None  None     3174None
328169
Berkshire Hathaway Inc.Class A 084670108    140,000       2       0       2None  None        0None
2
Berkshire Hathaway Inc.Class B 084670207 11,619,710    4987     233    4754None  None       70None
4917
Buckeye Cellulose Corp.Common  11815H104    495,000   50000       0   50000None  None        0None
50000
Coca Cola Co.          Common  191216100  4,832,578  103150    3600   99550None  None        0None
103150
Colgate-Palmolive Co.  Common  194162103  5,452,200   93600     800   92800None  None        0None
93600
Dell Computer          Common  247025109  4,974,008  268430   20700  247730None  None     5000None
263430
Disney, (Walt) Co.     Common  254687106  6,145,754  330062    8500  321562None  None     2400None
327662
Enron Corp             Common  293561106    258,685    9500       0    9500None  None        0None
9500
Exxon Corp.            Common  302290101 16,546,424  419960   11200  408760None  None     4800None
415160
General Electric Co.   Common  369604103 24,440,028  656990    5000  651990None  None        0None
656990
Gilead Sciences Inc.   Common  375558103    348,254    6200       0    6200None  None        0None
6200
Grainger,  W.W. Inc.   Common  384802104  1,165,500   30000       0   30000None  None        0None
30000
Hewlett Packard Co.    Common  428236103  2,330,781  145220   10100  135120None  None     4000None
141220
Intel Corp.            Common  458140100 15,047,560  736182   23200  712982None  None     8000None
728182
International Business Common  459200101  1,576,850   17192    2400   14792None  None     2000None
15192
JLG Industries Inc.    Common  466210101  1,722,767  188075   14400  173675None  None     4500None
183575
Johnson & Johnson      Common  478160104 35,101,440  633600   14200  619400None  None     6000None
627600
Kadant Inc.            Common  48282T104    188,908   14644     508   14136None  None      206None
14438
Leggett & Platt Inc.   Common  524660107  9,336,210  478780   25800  452980None  None     7400None
471380
Lowes Companies, Inc.  Common  548661107    656,738   20750       0   20750None  None        0None
20750
Merck & Co. Inc.       Common  589331107 31,749,752  476723   10170  466553None  None     3000None
473723
Microsoft Corp.        Common  594918104 14,342,951  280300    2900  277400None  None        0None
280300
Herman Miller Inc.     Common  600544100  6,220,665  319500   13900  305600None  None     4500None
315000
Molex Inc.             Common  608554101  6,302,093  224194    1757  222437None  None     1757None
222437
Molex Inc. Class A     Class A 608554200  7,766,329  319602   19351  300251None  None     4882None
314720
Morgan, (J. P.) & Co.  Common  616880100    265,346    7770       0    7770None  None        0None
7770
Motorola, Inc          Common  620076109  5,341,502  342404   17300  325104None  None     5400None
337004
Napro Biotherapeutics  Common  630795102    276,500   35000       0   35000None  None        0None
35000
Newell Co.             Common  651192106    592,731   26100       0   26100None  None        0None
26100
Northern Trust Corp.   Common  665859104 10,888,550  207480   10400  197080None  None     4200None
203280
Old Second Bancorp     Common  680277100  1,812,921   53384       0   53384None  None        0None
53384
Pepsico, Inc           Common  713448108 14,375,400  296400    8800  287600None  None     3000None
293400
Qualcomm, Inc.         Common  747525103  9,498,492  199800    2500  197300None  None        0None
199800
SBC Communications     Common  78387G103  3,085,465   65481    1579   63902None  None     1579None
63902
Schering- Plough, Inc. Common  806605101 17,926,201  483186    6900  476286None  None     3000None
480186
Schlumberger, Ltd.     Common  806857108  6,137,510  134300     700  133600None  None        0None
134300
State Street Corp.     Common  857119101 25,126,920  552240   17000  535240None  None     5200None
547040
Strattec Security Corp.Common  863111100    433,200   15000       0   15000None  None        0None
15000
Sysco Corp.            Common  871829107 11,610,484  454600   23100  431500None  None     7000None
447600
Tellabs Inc            Common  879664100  1,560,052  157900   11500  146400None  None     3500None
154400
Tetra Tech Inc.        Common  88162G103    316,030   14300       0   14300None  None        0None
14300
Thermo Electron Corp.  Common  883556102  4,320,574  239367    8362  231005None  None     3375None
235992
Toll Brothers          Common  889478103    459,885   15500       0   15500None  None        0None
15500
Transocean Sedco Forex Common  893817106    300,221   11372     135   11237None  None        0None
11372
Tricon Global Rest.    Common  895953107    207,474    5290    1880    3410None  None      300None
4990
Tyco International Ltd.Common  902124106  1,228,500   27000       0   27000None  None        0None
27000
Walgreen Co.           Common  931422109 23,309,799  677020   23400  653620None  None     6600None
670420

COLUMN TOTALS                            374,807,614
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